Insurance Contracts_Credit Risk Reinsurance Companies That Deal With The Group(Details) - Non-life insurance - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Ceded Credit Risk LineItems[Line Items]
Reinsuance assets	[1]	₩ 688,993	₩ 776,340
Net receivables from reinsurers	[2]	398,575	237,750
Total		₩ 1,087,568	₩ 1,014,090
KOREANRE | AA
Ceded Credit Risk LineItems[Line Items]
Ratio		70.21%
SWISSREREINSURANCE | AAA
Ceded Credit Risk LineItems[Line Items]
Ratio		4.34%
HDIgerling | AA+
Ceded Credit Risk LineItems[Line Items]
Ratio		2.85%

[1]	Net carrying amounts after impairment loss
[2]	Net carrying amounts of each reinsurance company that offsets reinsurance accounts receivable and reinsurance accounts payable and after allowance for loan losses